Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands)	Operating Profits ($ in thousands) (3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	7,044,500	7,724,005	5,422,763	6,681,152	161	191	268,314	269,600
2023	6,307,040	6,145,052	4,840,398	4,473,720	124	145	298,980	237,447
2022	4,736,104	4,402,100	5,003,601	4,679,358	129	126	239,496	189,810
2021	6,491,866	7,660,696	4,938,262	6,887,138	130	157	270,293	212,487
2020	6,118,509	5,687,697	5,278,725	4,765,464	96	116	326,364	247,411

Company Selected Measure Name	Operating Profits
Named Executive Officers, Footnote	The non-PEO NEOs reflected in these columns represent the applicable individuals who served as non-PEO NEOs in each of the years shown, as reflected in the 2024 Summary Compensation Table.
PEO Total Compensation Amount	$ 7,044,500	$ 6,307,040	$ 4,736,104	$ 6,491,866	$ 6,118,509
PEO Actually Paid Compensation Amount	$ 7,724,005	6,145,052	4,402,100	7,660,696	5,687,697
Adjustment To PEO Compensation, Footnote

Year	Salary ($)	Non-Equity Incentive Plan Compensation ($)	Stock Awards	Other Compensation ($) (i)	SCT Total ($)	Additions to (Deductions from) SCT Stock Awards Total ($) (ii)	CAP ($)
2024	787,500	3,395,000	2,242,141	619,859	7,044,500	679,505	7,724,005
2023	787,500	3,010,000	1,918,898	590,642	6,307,040	(161,988)	6,145,052
2022	787,500	2,730,000	705,893	512,711	4,736,104	(334,004)	4,402,100
2021	787,500	2,800,000	2,294,121	610,245	6,491,866	1,168,830	7,660,696
2020	787,500	3,150,000	1,482,362	698,647	6,118,509	(430,812)	5,687,697
(i)    Reflects “all other compensation” reported in the SCT for each year shown.
(ii)    Represents the net adjustments to reflect the change in fair value of outstanding stock awards for each respective year, which is required to be included in the calculation of CAP. The adjustments for fiscal year 2024 are further detailed in the supplemental tables below. Federated Hermes did not report a change in pension value for any of the years reflected in the table; therefore, an addition/deduction from the SCT total related to pension value is not needed.

Equity Type	Change in Fair Value of Current Year Stock Awards at 12/31/2024 $ (a)	Change in Fair Value of Prior Years’ Stock Awards Unvested at 12/31/2024 $ (b)	Change in Fair Value of Prior Years’ Stock Awards That Vested in FY2024 $ (c)	Net Adjustment to Grant Date Fair Value of Stock Awards Disclosed in SCT $ (d) = (a) + (b) + (c)
Restricted Stock	192,638	345,513	141,354	679,505

Non-PEO NEO Average Total Compensation Amount	$ 5,422,763	4,840,398	5,003,601	4,938,262	5,278,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,681,152	4,473,720	4,679,358	6,887,138	4,765,464
Adjustment to Non-PEO NEO Compensation Footnote

Year	Salary ($)	Non-Equity Incentive Plan Compensation ($)	Stock Awards	Other Compensation ($) (i)	SCT Total ($)	Additions to (Deductions from) SCT Stock Awards Total ($) (ii)	CAP ($)
2024	647,500	2,937,500	1,258,296	579,467	5,422,763	1,258,389	6,681,152
2023	631,406	2,623,458	1,210,337	375,197	4,840,398	(366,678)	4,473,720
2022	663,250	2,465,000	1,472,477	402,874	5,003,601	(324,243)	4,679,358
2021	663,250	2,206,875	1,631,496	436,640	4,938,262	1,948,877	6,887,138
2020	663,250	2,373,750	1,607,378	634,346	5,278,725	(513,261)	4,765,464
(i)    Reflects “all other compensation” reported in the SCT for each year shown.
(ii)    Represents the net adjustments to reflect the change in fair value of outstanding stock awards for each respective year, which is required to be included in the calculation of CAP. The adjustments for fiscal year 2024 are further detailed in the supplemental tables below. Federated Hermes did not report a change in pension value for any of the years reflected in the table; therefore, an addition/deduction from the SCT total related to pension value is not needed.

Equity Type	Change in Fair Value of Current Year Stock Awards at 12/31/2024 $ (a)	Change in Fair Value of Prior Years’ Stock Awards Unvested at 12/31/2024 $ (b)	Change in Fair Value of Prior Years’ Stock Awards That Vested in FY2024 $ (c)	Net Adjustment to Grant Date Fair Value of Stock Awards Disclosed in SCT $ (d) = (a) + (b) + (c)
Restricted Stock	55,167	1,008,328	194,894	1,258,389

Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between Federated Hermes’ TSR and the CAP amounts for the PEO and other NEOs. The fluctuations in the CAP in each year from 2020 to 2024 are primarily driven by changes in Federated Hermes’ stock price in those years, and the associated change in fair value of outstanding stock awards for each respective year, which s required to be included in the calculation of CAP.

Compensation Actually Paid vs. Net Income	The chart below shows the relationship between Federated Hermes’ net income and the CAP amounts for the PEO and other NEOs.
Compensation Actually Paid vs. Company Selected Measure	The chart below shows the relationship between Federated Hermes’ selected measure, operating profits, and the CAP amounts for the PEO and other NEOs.
Total Shareholder Return Vs Peer Group
The chart below shows Federated Hermes’ 5-year cumulative Total Shareholder Return (TSR) as compared to that of the S&P 1500 Asset Management & Custody Banks Index (the S&P 1500 Index). The chart assumes that the value of the investment in Federated Hermes’ Class B common stock and the S&P 1500 Index was $100 on December 31, 2019. Total return includes reinvestment of all dividends. The historical information set forth below is not necessarily indicative of future performance. Federated Hermes does not make or endorse any predictions as to future stock performance.

Tabular List, Table

Most Important Performance Measure
•Operating Profits
•Assets Under Management
•Gross Offering Sales
•Net Offering Sales
•Total Revenue
•Net Income
•Net Income Per Diluted Share

Total Shareholder Return Amount	$ 161	124	129	130	96
Peer Group Total Shareholder Return Amount	191	145	126	157	116
Net Income (Loss)	$ 268,314,000	$ 298,980,000	$ 239,496,000	$ 270,293,000	$ 326,364,000
Company Selected Measure Amount	269,600,000	237,447,000	189,810,000	212,487,000	247,411,000
Additional 402(v) Disclosure	Operating Profits is defined as the total revenue less distributions to non-controlling (minority) interests and less total expenses (including net non-operating income/expenses and income taxes and excluding amortization of intangibles, impairment losses and debt expenses) as reflected in Federated Hermes’ unaudited financial statements for the first nine months of each year.
PEO Salary	$ 787,500	$ 787,500	$ 787,500	$ 787,500	$ 787,500
PEO Non-Equity Incentive Compensation	3,395,000	3,010,000	2,730,000	2,800,000	3,150,000
PEO Stock Awards	2,242,141	1,918,898	705,893	2,294,121	1,482,362
PEO Other Compensation	619,859	590,642	512,711	610,245	698,647
Non-PEO NEO Salary	647,500	631,406	663,250	663,250	663,250
Non-PEO NEO Non-Equity Incentive Compensation	2,937,500	2,623,458	2,465,000	2,206,875	2,373,750
Non-PEO NEO Stock Awards	1,258,296	1,210,337	1,472,477	1,631,496	1,607,378
Non-PEO NEO Other Compensation	$ 579,467	375,197	402,874	436,640	634,346
Measure:: 1
Pay vs Performance Disclosure
Name	•Operating Profits
Measure:: 2
Pay vs Performance Disclosure
Name	•Assets Under Management
Measure:: 3
Pay vs Performance Disclosure
Name	•Gross Offering Sales
Measure:: 4
Pay vs Performance Disclosure
Name	•Net Offering Sales
Measure:: 5
Pay vs Performance Disclosure
Name	•Total Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	•Net Income
Measure:: 7
Pay vs Performance Disclosure
Name	•Net Income Per Diluted Share
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 679,505
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,505	(161,988)	(334,004)	1,168,830	(430,812)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,638
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,513
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,354
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,258,389
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,258,389	$ (366,678)	$ (324,243)	$ 1,948,877	$ (513,261)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,167
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,328
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 194,894